Disposal of Subsidiaries	12 Months Ended
Dec. 31, 2018
Disclosure Of Disposal of Subsidiaries [Abstract]
Disclosure Of Loss Control Of Subsidiary [text block]
17.	Disposal of Subsidiaries

The Company disposed all its shareholdings in
Fargen Power Corporation
 and
TronGen Power Corporation
 to SSEC, an associate of the Company, in December 2017 with consideration amounting to $480,000 thousand in cash. The gain on disposal amounting to $76,331 thousand was recognized under other gains and losses in the consolidated statement of comprehensive income.

The carrying amounts of the assets and liabilities of the subsidiaries disposed of by the Company were as follows:

Amounts
(in thousands)
Cash and cash equivalents	$203,607
Accounts receivable and other receivables	4,513
Other current assets	38,649
Property, plant and equipment	260,828
Other assets	54,397
Payable for equipments	(71,076)
Accrued expense and other current liabilities	(3,062)
Long-term borrowings	(84,187)
Net assets disposed of	$403,669

The Company disposed all its shareholdings in CGPC to SSEC in
September 2018
with consideration amounting to $
116,000
thousand in cash. The gain on disposal amounting to $
17,269
thousand was recognized under other gains and losses in the consolidated statement of comprehensive income.

The carrying amounts of the assets and liabilities of the subsidiary disposed of by the Company were as follows:

Amounts
(in thousands)
Cash and cash equivalents	$70,516
Other current assets	48,148
Payable for equipments	(19,933)
Net assets disposed of	$98,731